EQUITY - Share-based payments (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) Options Y tranche $ / shares shares	Dec. 31, 2021 CAD ($) Options Y tranche $ / shares shares
Number of Options
Opening balance	2,352,249	2,400,000
Granted	2,219,304	735,000
Exercised	(253,500)	(720,201)
Expired	(385,000)	(51,300)
Forfeited	(21,249)	(1,250)
Cancelled		(10,000)
Ending balance	3,911,804	2,352,249
Options that can be exercised	2,872,500	2,058,500
Weighted average exercise price
Opening balance (in dollars per share) | $ / shares	$ 7.07	$ 3.20
Granted (in dollars per share) | $ / shares	8.13	15.95
Exercised (in dollars per share) | $ / shares	2.90	3.06
Expired (in dollars per share) | $ / shares	12.21	7.00
Forfeited (in dollars per share) | $ / shares	9.47	16.84
Cancelled (in dollars per share) | $ / shares		16.84
Ending balance (in dollars per share) | $ / shares	7.42	7.07
Options that can be exercised (in dollars per share) | $ / shares	7.22	7.30
Weighted average price at the time of exercise | $ / shares	$ 7.91	$ 13.45
Number of tranches | tranche	4	4
Number of shares subscribed for each option | shares	1	1
Average period (in years)	4 years 1 month 9 days	5 years
Share price at date of grant | $ / shares	$ 8.13	$ 15.95
Expected life | Y	4.11	5
Risk-free interest rate	2.33%	0.82%
Expected volatility	81.49%	67.86%
Expected dividend | $
Fair value per option | $ / shares	$ 4.79	$ 8.95
Total options to be granted	10
Share-based compensation | $	$ 9,628	$ 6,676
Amount capitalized in property, plant and equipment | $	$ 922	$ 0
Year 2023
Number of Options
Ending balance	330,000
Options that can be exercised	330,000
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares	$ 3.45
Year 2024
Number of Options
Ending balance	895,304
Options that can be exercised	370,000
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares	$ 6.56
Year 2025
Number of Options
Ending balance	772,500
Options that can be exercised	772,500
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares	$ 3.33
Year 2026
Number of Options
Ending balance	490,000
Options that can be exercised	490,000
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares	$ 16.31
Year 2027
Number of Options
Ending balance	1,424,000
Options that can be exercised	910,000
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares	$ 8.06
Officers
Number of Options
Granted	525,000	245,000
Directors
Number of Options
Granted	247,500	375,000
Employees
Number of Options
Granted	682,000	105,000
Consultants
Number of Options
Granted	764,804	10,000